Line of Credit (Details) - USD ($)	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Line of Credit Facility [Abstract]
Line of credit maximum borrowing capacity	$ 1,250,000	$ 1,250,000
Interest rate basis	prime plus 0.5%
Interest rate	5.50%	6.00%
Number of common stock owned by two stockholders	850,000
Debt maturity	Dec. 31, 2019
Line of credit	$ 1,230,550	$ 1,230,550
Minimum average bank balance	$ 50,000
Percentage of curtailment of outstanding balance	20.00%